Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Basic and Diluted Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:
	Six Months Ended June 30,		Three Months Ended June 30,
	2023	2022	2023	2022
	Unaudited
Numerator:
Allocation of loss attributable to ordinary shareholders	11,905	23,719	5,837	11,845
Denominator:
Weighted average Ordinary shares outstanding	32,910,446	19,222,423	44,383,474	19,505,246

Basic and diluted loss per share	$0.36	$1.23	$0.13	$0.61

Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders	The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Three and Six Months Ended June 30,
	2023	2022
	Unaudited

Ordinary share options	2,078,310	4,146,332
Warrants	413,263	374,315

	2,491,573	4,520,647